Property, Plant And Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Utility plant and equipment	5,601,082	$ 5,250,660
Net utility plant acquisition adjustment	(20,164)
Total property, plant and equipment	5,707,017	5,350,868
Mains And Accessories [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	2,516,895	2,331,110
Services, Hydrants, Treatment Plants And Reservoirs [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	1,426,701	1,355,911
Operations Structures And Water Tanks [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	252,908	238,371
Miscellaneous Pumping And Purification Equipment [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	654,316	633,124
Meters, Data Processing, Transportation And Operating Equipment [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	650,253	607,068
Land And Other Non-Depreciable Assets [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	100,009	85,076
Utility Construction Work In progress [Member]
Property, Plant and Equipment [Line Items]
Utility construction work in progress	116,644	116,229
Net Utility Plant Acquisition Adjustment [Member]
Property, Plant and Equipment [Line Items]
Net utility plant acquisition adjustment	(20,164)	(24,808)
Non-Utility Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Non-utility plant and equipment	9,455	$ 8,787
Minimum [Member] | Mains And Accessories [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	26 years
Minimum [Member] | Services, Hydrants, Treatment Plants And Reservoirs [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	5 years
Minimum [Member] | Operations Structures And Water Tanks [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	14 years
Minimum [Member] | Miscellaneous Pumping And Purification Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	5 years
Minimum [Member] | Meters, Data Processing, Transportation And Operating Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	4 years
Minimum [Member] | Net Utility Plant Acquisition Adjustment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	2 years
Minimum [Member] | Non-Utility Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Maximum [Member] | Mains And Accessories [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	92 years
Maximum [Member] | Services, Hydrants, Treatment Plants And Reservoirs [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	85 years
Maximum [Member] | Operations Structures And Water Tanks [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	70 years
Maximum [Member] | Miscellaneous Pumping And Purification Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	90 years
Maximum [Member] | Meters, Data Processing, Transportation And Operating Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	63 years
Maximum [Member] | Net Utility Plant Acquisition Adjustment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	53 years
Maximum [Member] | Non-Utility Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	25 years
Weighted Average [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	25 years
Weighted Average [Member] | Mains And Accessories [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	76 years
Weighted Average [Member] | Services, Hydrants, Treatment Plants And Reservoirs [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	48 years
Weighted Average [Member] | Operations Structures And Water Tanks [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	47 years
Weighted Average [Member] | Miscellaneous Pumping And Purification Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	40 years
Weighted Average [Member] | Net Utility Plant Acquisition Adjustment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	24 years
Weighted Average [Member] | Non-Utility Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	7 years